AmericaFirst Quantitative Funds

AmericaFirst Large Cap Share Buyback Fund

Class A: SBQAX Class U: SBQUX Class I: SBQIX

Supplement dated February 7, 2017
to the Statement of Additional Information dated January 17, 2017

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Please be advised that the custodian for the AmericaFirst Large Cap Share Buyback Fund is Fifth Third Bank, located at 38 Fountain Square Plaza, Cincinnati, Ohio, 45263. Consequently, all references to MUFG Union Bank, N.A in the Fund's Statement of Additional Information are deleted and replaced with Fifth Third Bank.

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The Prospectus and Statement of Additional Information each dated January 17, 2017, each provide information that you should know before investing in the Fund and should be retained for future reference. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference. All of these documents are available upon request and without charge by calling Shareholder Services at 1-888-643-3431.

Please retain this Supplement for future reference.